Payments, Details - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Ext. Method
#: 1
	$ 157	Taxes	UNITED STATES		U.S. Federal Government [Member]	Entity Level Payment US [Member]	Oil, Natural Gas [Member]	Well
#: 2
	2,972	Fees	UNITED STATES	snj:US-NM	U.S. Federal Government [Member]	NM - Permian Basin [Member]	Oil, Natural Gas [Member]	Well
#: 3
	$ 306,179	Royalties	UNITED STATES	snj:US-NM	U.S. Federal Government [Member]	NM - Permian Basin [Member]	Oil, Natural Gas [Member]	Well